Taxes on Earnings (Detail 8) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Carryforward
U.S. foreign tax credits	$ 38
U.S. R&D and other credits	22
Tax credits in state and foreign jurisdictions	189
Deferred tax assets for various tax credit carryforwards	249
Valuation Allowance
Tax credits in state and foreign jurisdictions	(87)
Balance at end of year	(87)
Valuation allowance balance
Balance at beginning of year	8,231
Income tax expense (benefit)	(186)	$ 939	$ 595
Balance at end of year	7,114	8,231
Release of income tax valuation allowances against domestic deferred tax assets			126
Tax benefit associated with change in valuation allowance to foreign net operating losses	502
(Decrease ) increase in valuation allowances	(1,100)	35
Decrease in valuation allowance on other comprehensive income and foreign currency	615
Income tax indemnification net receivable	889
Domestic Tax Authority
Valuation allowance balance
Release of income tax valuation allowances against domestic deferred tax assets	1,700
Increase in valuation allowance on effect of discontinued operations	1,100
Deferred tax assets of discontinued operations	1,700
Deferred tax asset valuation allowance
Valuation allowance balance
Balance at beginning of year	8,231	8,196	6,872
Income tax expense (benefit)	(2,183)	(14)	955
Other comprehensive income, currency translation and charges to other accounts	1,066	49	369
Balance at end of year	$ 7,114	$ 8,231	$ 8,196